Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenue	$ 710,441,000	$ 655,017,000	$ 2,080,430,000	$ 1,916,752,000
Costs and expenses:
Direct costs	499,791,000	459,196,000	1,465,944,000	1,339,014,000
Selling, general and administrative expense	85,449,000	80,819,000	250,564,000	242,670,000
Depreciation and amortization	15,157,000	17,062,000	45,842,000	51,006,000
Restructuring	0	0	0	12,490,000
Total costs and expenses	600,397,000	557,077,000	1,762,350,000	1,645,180,000
Income from operations	110,044,000	97,940,000	318,080,000	271,572,000
Interest income	1,852,000	1,314,000	5,377,000	3,154,000
Interest expense	(3,393,000)	(3,201,000)	(9,946,000)	(10,298,000)
Income before provision for income taxes	108,503,000	96,053,000	313,511,000	264,428,000
Provision for income taxes	(13,020,000)	(11,526,000)	(37,516,000)	(29,935,000)
Net income	95,483,000	84,527,000	275,995,000	234,493,000
Net income attributable to noncontrolling interest	(658,000)	0	(1,016,000)	0
Net income attributable to the Group	$ 94,825,000	$ 84,527,000	$ 274,979,000	$ 234,493,000
Net income per Ordinary Share attributable to the Group (note 10):
Basic (USD per share)	$ 1.73	$ 1.55	$ 5.08	$ 4.33
Diluted (USD per share)	1.72	1.54	5.03	4.27
Adjusted net income per Ordinary Share attributable to the Group (note 10):
Adjusted basic (non-GAAP) (USD per share)	1.76	1.55	5.10	4.33
Adjusted diluted (non-GAAP) (USD per share)	$ 1.74	$ 1.54	$ 5.06	$ 4.27
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	54,004,963	54,368,656	53,935,939	54,134,639
Diluted (in shares)	54,550,672	54,901,404	54,386,066	54,888,151